Material Accounting Policies - Schedule of Value Added Tax (Details)	Dec. 31, 2024
Product Sales [Member]
Schedule of Value Added Tax [Line Items]
Standard VAT rate in effect for revenues	13.00%
Services Rendered [Member]
Schedule of Value Added Tax [Line Items]
Standard VAT rate in effect for revenues	6.00%